Guarantee liabilities and risk assurance liabilities	12 Months Ended
Dec. 31, 2019
Guarantee Liabilities and Risk Assurance Liabilities [Abstract]
Guarantee liabilities and risk assurance liabilities
12. Guarantee liabilities and risk assurance liabilities
12.1 Guarantee liabilities
The movement of guarantee liabilities
are
as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	46,981,325	302,604,578	43,466,428
Fair value of guarantee liabilities upon the inception of new loans	526,265,099	444,177,836	63,802,154
Performed guarantee	(387,234,512)	(1,423,270,618)	(204,440,032)
Change in fair value of guarantee liabilities	116,592,666	939,954,125	135,015,962

Balance at end of the year	302,604,578	263,465,921	37,844,512

As of December 31, 2018 and 2019, the maximum potential undiscounted future payment the Company would be required to make was RMB 10,703 million and RMB 2,223 million (US$ 319 million), respectively. The term of the guarantee is the same as the term of loans facilitated under the arrangements with the Funding Partners, which ranges from 1 month to 4 years, as of December 31, 2019.
12.2 Risk assurance liabilities
The movement of risk assurance liabilities during  2019 are as follows:

	As of December 31,
	2019
	RMB	US$
Balance at the beginning of the year	—	—
Fair value of risk assurance liabilities upon the inception of new loans	1,711,712,149	245,872,066
Payouts	(660,824,276)	(94,921,468)
Changes in risk assurance liabilities	203,473,526	29,227,143

Balance at end of the year	1,254,361,399	180,177,741

As of December 31,
 2018 and
2019, maximum potential undiscounted future payment that the Company would be required to make was
RMB nil and RMB 11,916
million
 (
US$1,712 million
)
,

respectively. The term of the risk assurance liability is the same as the term of loans facilitated under the arrangements with the Funding Partners, which ranges from
1 month to 18 months, as of December 31, 2019.